Modified Loans by Class of Troubled Debt Restructuring (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013 Loan	Dec. 31, 2012 Loan	Dec. 31, 2011 Loan
Financing Receivable, Modifications [Line Items]
Number of Contracts	8	38	45
Pre Modification Outstanding Recorded Investment	$ 1,381	$ 7,999	$ 8,744
Post Modification Outstanding Recorded Investment	1,381	7,466	8,708
Number of Contracts Subsequently Defaulted	3	6	9
Recorded Investment Subsequently Defaulted	772	931	815
Conventional
Financing Receivable, Modifications [Line Items]
Number of Contracts	3	13	20
Pre Modification Outstanding Recorded Investment	383	1,480	3,322
Post Modification Outstanding Recorded Investment	383	1,456	3,322
Number of Contracts Subsequently Defaulted	1	3	3
Recorded Investment Subsequently Defaulted	91	442	281
Real Estate Commercial
Financing Receivable, Modifications [Line Items]
Number of Contracts	1		16
Pre Modification Outstanding Recorded Investment	298	5,023	4,487
Post Modification Outstanding Recorded Investment	298		4,487
Number of Contracts Subsequently Defaulted	2	2	2
Recorded Investment Subsequently Defaulted	681	458	153
Real Estate Commercial | Troubled Debt Restructuring
Financing Receivable, Modifications [Line Items]
Number of Contracts		17
Pre Modification Outstanding Recorded Investment		5,022
Post Modification Outstanding Recorded Investment		4,582	4,487
Construction
Financing Receivable, Modifications [Line Items]
Number of Contracts		4	1
Pre Modification Outstanding Recorded Investment		1,340	202
Post Modification Outstanding Recorded Investment		1,317	202
Construction | Troubled Debt Restructuring
Financing Receivable, Modifications [Line Items]
Post Modification Outstanding Recorded Investment		1,317	202
Commercial and Municipal Loan
Financing Receivable, Modifications [Line Items]
Number of Contracts		4	8
Pre Modification Outstanding Recorded Investment		157	733
Post Modification Outstanding Recorded Investment		111	697
Number of Contracts Subsequently Defaulted		1	4
Recorded Investment Subsequently Defaulted		31	381
Real Estate Land And Construction
Financing Receivable, Modifications [Line Items]
Number of Contracts	4
Pre Modification Outstanding Recorded Investment	700	1,339
Post Modification Outstanding Recorded Investment	$ 700